Expense Example - PGIM Jennison Global Equity Income Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	660	902	1,164	1,910	291	591	1,016	2,021	148	511	900	1,988	89	278	482	1,073	82	283	502	1,131